Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Outstanding Purchase Commitments	As of December 31, 2024, the Company has outstanding purchase commitments in relation to cloud services consisting of the following:

	RMB	US$
	(in thousands)
As of December 31, 2024	30,000	4,110